Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of earnings per share

	2023	2022	2021
	£m	£m	£m
Profit attributable to ordinary equity holders of the parent	4,274	5,023	6,205

	2023	2022	2021
	million	million	million
Basic weighted average number of shares in issue	15,445	16,333	16,985
Number of potential ordinary shares	450	534	435
Diluted weighted average number of shares	15,895	16,867	17,420

	Basic earnings per share			Diluted earnings per share
	2023	2022	2021	2023	2022	2021
	p	p	p	p	p	p
Earnings per ordinary share	27.7	30.8	36.5	26.9	29.8	35.6